SHARE-BASED COMPENSATION - Disclosure of PSUs, DSUs and RSUs issued and outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning balance	2,305	1,955
Granted	742	880
Forfeited	0	0
Settled	(595)	(530)
Outstanding at ending balance	2,452	2,305
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning balance	2,605	2,301
Granted	265	304
Forfeited	0	0
Settled	0	0
Outstanding at ending balance	2,870	2,605
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning balance	790	370
Granted	489	500
Forfeited	(186)	(80)
Settled	0	0
Outstanding at ending balance	1,093	790